Commitments and Contingencies - Additional Information (Detail) (JPY ¥)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Commitments and Contingencies Disclosure [Line Items]
Carrying amount of guarantees and similar obligations	¥ 512,000,000,000	¥ 857,000,000,000
Carrying amounts of derivatives that are deemed to guarantees	493,000,000,000	840,000,000,000
Total rental expense	98,459,000,000	101,003,000,000	102,455,000,000
Sale Leaseback transactions accounted as an operating leases, minimum lease back periods	5 years
Sale Leaseback transactions accounted as an operating leases, maximum lease back periods	10 years
Sale Leaseback transactions accounted as an operating leases, total lease payment for the whole period in the original contracts		214,690,000,000
Sale Leaseback transactions accounted as an operating leases, total lease payment for the whole period in the current contracts		215,210,000,000
Sale Leaseback transactions accounted as an operating leases, future minimum lease payments	15,907,000,000	29,879,000,000	39,421,000,000
Off-balance Sheet instruments
Commitments and Contingencies Disclosure [Line Items]
Allowance for losses on off-balance-sheet instruments	¥ 102,000,000,000	¥ 112,000,000,000